Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Lessee Lease Description [Line Items]
Operating lease costs	$ 505,940	$ 710,984
Impairment loss on right-of-use assets	424,454
Right-of-use asset	1,941,347	2,295,263
Lease liability	2,357,508	2,705,119
Selling General and Administrative Expenses
Lessee Lease Description [Line Items]
Operating lease costs	$ 0	$ 710,984